Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Legal Proceedings
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations. On January 19, 2024, a purported stockholder of the Company filed a lawsuit, captioned Zerbato v. AlloVir, Inc. et al., No.
1:24-cv-10152
(D. Mass.) (the “Securities Class Action”), in the U.S. District Court for the District of Massachusetts against the Company and two of its officers purportedly on behalf of a putative class of stockholders. On April 16, 2024, the Court appointed stockholders Harry Levin and Julio Maurice Bueno as lead plaintiffs and their counsel as lead counsel in the action. On June 17, 2024, lead plaintiffs filed their amended complaint. In the amended complaint, lead plaintiffs assert claims purportedly on behalf of a putative class of stockholders consisting of persons who purchased or otherwise acquired Company securities between January 11, 2023 and December 21, 2023, inclusive. The amended complaint asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and the related regulations, alleging that the defendants made false and misleading statements and omissions to investors relating to the Company’s three Phase 3 studies of posoleucel. The complaint seeks, among other things, damages, prejudgment and post-judgment interest, and attorneys’ fees, expert fees and other costs. Defendants filed their motion to dismiss the amended complaint on August 16, 2024. The lead plaintiffs’ opposition to Defendants’ motion to dismiss is due on November 12, 2024.
On July 3, 2024, a purported stockholder of the Company filed a derivative lawsuit, captioned Steffens v. Brainard et al., No.
1:24-cv-11721
(D. Mass.), in the U.S. District Court for the District of Massachusetts against certain of the Company’s officers and directors and naming the Company as a nominal defendant. The derivative complaint alleges, purportedly on behalf of the Company, violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule
10b-5
thereunder, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, unjust enrichment, and waste of corporate assets against the individual defendants. These claims are based on substantially identical allegations as the complaint in the above-listed Securities Class Action. The lawsuit seeks, among other things, an award of damages and restitution in favor of the Company, certain changes to the Company’s corporate governance, punitive damages, and attorneys’ fees and costs. On October 21, 2024, the court ordered plaintiff to file timely proof of service or show cause why the case should not be dismissed for failure to effect timely service by November 4, 2024.
On October 21, 2024, a purported stockholder of the Company filed a derivative lawsuit, captioned Lister v. Brainard et al., No.
1:24-cv-12658
(D. Mass.), in the U.S. District Court for the District of Massachusetts against certain of the Company’s officers and directors and naming the Company as a nominal defendant. The derivative complaint alleges, purportedly on behalf of the Company, violations of Section 14(a) of the Securities Exchange Act of 1934, breach of fiduciary duties, unjust enrichment, waste of corporate assets, gross mismanagement, and abuse of control against the individual defendants and contribution under Sections 10(b) and 21D of the Securities Exchange Act of 1934 against Ms. Brainard and Mr. Sinha. These claims are based on substantially identical allegations as the complaint in the above-listed Securities Class Action. The lawsuit seeks, among other things, an award of damages and restitution in favor of the Company, certain changes to the Company’s corporate governance, and attorneys’ fees and costs.
The Company intends to vigorously defend against the lawsuits. As the outcome is not presently determinable, any loss is neither probable nor reasonably estimable.
Other Obligations
We may incur potential contingent payments upon our achievement of clinical, regulatory and commercial milestones, as applicable, or we may be required to make royalty payments under license and grant agreements we have entered into with various entities pursuant to which we have in-licensed
certain intellectual property. Due to the uncertainty of the achievement and timing of the events requiring payment under these agreements,

the amounts to be paid by us are not fixed or determinable at this time (see Note 8 in the Company’s Annual Report on Form
10-K
that was filed with the SEC on March 15, 2024).

13. Commitments and Contingencies
Leases
The Company entered into a lease agreement and a sublease agreement for the lease of property in Waltham, Massachusetts (see Note 5 and Note 16).
Legal Proceedings
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations. On January 19, 2024, a purported stockholder of the Company filed a lawsuit, captioned Zerbato v. AlloVir, Inc. et al., No.
1:24-cv-10152
(D. Mass.), in Massachusetts federal court against the Company and two of its officers purportedly on behalf of a putative class of stockholders consisting of persons who purchased or otherwise acquired Company securities between March 22, 2022 and December 21, 2023, inclusive. The complaint purports to assert claims under Section 10(b) and 20(a) of the Securities Act of 1934, as amended, and the related regulations, alleging that the defendants made false and misleading statements and omissions to investors relating to the Company’s three Phase 3 studies of posoleucel. The complaint seeks, among other things, damages, prejudgment and post-judgment interest, and attorneys’ fees, expert fees and other costs. The Company intends to vigorously defend against the lawsuit. As the outcome is not presently determinable, any loss is neither probable nor reasonably estimable.

Purchase and Other Obligations
We enter into contracts in the normal course of business with CROs and other third-party vendors for clinical trials and testing and manufacturing services, which can contain purchase commitments or other noncancelable obligations. Most contracts do not contain minimum purchase commitments and are cancellable by us upon written notice. Payments due upon cancellation consist of payments for services provided or expenses incurred, including non-cancelable
obligations of services provided up to one year after the date of cancellation. The amount and timing of such payments are not known.
We may incur potential contingent payments upon our achievement of clinical, regulatory and commercial milestones, as applicable, or we may be required to make royalty payments under license and grant agreements we have entered into with various entities pursuant to which we have in-licensed
certain intellectual property. Due to the uncertainty of the achievement and timing of the events requiring payment under these agreements, the amounts to be paid by us are not fixed or determinable at this time (see Note 8).